NOTE 8 REVENUE CONCENTRATION (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Top 5 customers, percent of sales	84	57
Top 5 Customers, Revenue	$ 59,580	$ 33,258